Schedule III	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2021
Retail Annuities	$14,125	$4,845	$37,639
Closed Life and Annuity Blocks	126	12,772	12,987
Institutional Products	—	—	8,830
Corporate and Other	(5)	—	—
Total	$14,246	$17,617	$59,456

December 31, 2020
Retail Annuities	$13,739	$7,956	$39,839
Closed Life and Annuity Blocks	134	13,516	13,316
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$21,472	$64,293

December 31, 2019
Retail Annuities	$12,233	$4,872	$37,925
Closed Life and Annuity Blocks	149	14,320	13,836
Institutional Products	—	—	12,287
Corporate and Other	(48)	—	—
Total	$12,334	$19,192	$64,048

(continued)

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

			Interest Credited	Deferred
			on Other	Acquisition and	Operating
		Net Investment	Contract Holder	Sales Inducements	Costs and
	Premium	Income	Funds	Amortization	Other Expenses
December 31, 2021
Retail Annuities	$—	$669	$261	$198	$2,038
Closed Life and Annuity Blocks	119	925	412	14	163
Institutional Products	—	260	188	—	5
Corporate and Other	—	44	—	34	36
Segment subtotal	119	1,898	861	246	2,242
Non-operating items (1)	(12)	1,188	—	274	—
Total	$107	$3,086	$861	$520	$2,242

December 31, 2020
Retail Annuities	$—	$922	$524	$61	$1,811
Closed Life and Annuity Blocks	143	757	428	17	169
Institutional Products	—	355	250	—	5
Corporate and Other	—	(45)	—	20	25
Segment subtotal	143	1,989	1,202	98	2,010
Non-operating items (1)	(13)	792	—	(488)	(1,203)
Total	$130	$2,781	$1,202	$(390)	$807

December 31, 2019
Retail Annuities	$—	$1,491	$897	$(62)	$1,757
Closed Life and Annuity Blocks	550	802	444	19	107
Institutional Products	—	450	291	—	4
Corporate and Other	—	(55)	—	1	39
Segment subtotal	550	2,688	1,632	(42)	1,907
Non-operating items (1)	(13)	330	—	(939)	—
Total	$537	$3,018	$1,632	$(981)	$1,907
(1) See Note 3. Segment Information for further details on the non-operating items.